Share Options-Equity and Cash Settled - Summary of Movements on Share Options and Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2018 Option	Dec. 31, 2018 shares Option	Dec. 31, 2018 USD ($) Option	Dec. 31, 2018 Option	Dec. 31, 2017 USD ($) Option	Dec. 31, 2016 USD ($) Option
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Options at beginning of year | Option				32,307,010	17,522,365	16,611,310
Options granted | Option				18,209,410	15,666,155	6,128,555
Options exercised		(361,343)		(3,032,571)	(198,525)	(2,510,570)
Options forfeited | Option				(3,265,035)	(682,985)	(2,706,930)
Options at end of year | Option				44,218,814	32,307,010	17,522,365
Options exercisable at end of year | Option	16,830,409	16,830,409	16,830,409	16,830,409	12,551,425	10,214,900
Options at beginning of year			$ 4.43		$ 2.01	$ 0.76
Options granted			9.84		7.10	3.34
Options forfeited			7.31		6.71	0.57
Options exercised			2.38		0.08	0.08
Options at end of year			6.15		4.43	2.01
Options exercisable at year end			$ 2.33		$ 1.59	$ 1.08
Weighted average remaining contracted life of options outstanding at year end	9 years 6 months 14 days				8 years	7 years 8 months 1 day